DELAWARE(SM)
INVESTMENTS
-----------


2000 Semi-Annual Shareholder Report
-----------------------------------
- Delaware Mid-Cap Value Fund
- Delaware Retirement Income Fund
- Delaware Small Cap Contrarian Fund

July 12, 2000

Dear Shareholder:

Recap of Events - Over the past six months, record volatility dominated the U.S. financial markets. As we started our fiscal period on December 1, 1999, market performance was momentum-driven, with technology stocks providing the bulk of performance. Technology stock euphoria pushed the Nasdaq Composite Index to a string of record high closes. The Index rose above 5000 for the first time in early March, 2000. Meanwhile, stocks in most other market sectors floundered as a result of the technology craze.

On March 10, 2000, just after crossing a new milestone, the Nasdaq peaked. With technology stocks hitting lofty price levels, it seemed investors finally began to question the extreme valuations and earnings outlook for the sector. They also began to see the attractiveness of many non-technology companies that have improving fundamentals and low valuations. This apparent shift in investor psychology led to a broadening of the market that put value investing - the investment style followed by your Fund - back in the spotlight.

The market remained volatile for the rest of our fiscal period. As of May 31, 2000, the halfway point in our fiscal year, the Nasdaq was down 32% from its March 10th record. Investor uncertainty about the direction of interest rates contributed to the already volatile investing climate. The Federal Reserve Board has raised interest rates six times since June, 1999 in an effort to slow U.S. economic growth and cool down the financial markets. The 0.50% rate hike on May 16th (the latest as of this writing) boosted the federal funds rate to 6.5%, its highest level since January, 1991.

Delaware Mid-Cap Value Fund delivered a 4.12% return (Institutional Class shares with distributions reinvested). The Fund underperformed its benchmark, the Russell Mid-Cap Value Index, and its peer group, the Lipper Mid-Cap Value Fund Average, for the fiscal period (Source: Lipper Analytical Services, Inc).


(3434)
SA-476 [5/00] 7/00                                                         J6155

The Fund has a lower percentage of holdings in the technology sector than its benchmark and other funds in its Lipper peer group. Our underweighted position held back the Fund's performance early in our fiscal period as technology stocks delivered strong performance from January through mid-March. However, beginning in mid-March, the technology sector struggled as investors seemed to question how much high-growth technology stocks were really worth, especially those companies without earnings or any prospects for earnings in the near future. From March through May, the Fund's performance was helped by our lower weighting in the technology sector.

The Fund's performance was also impacted by our smaller percentage of holdings in the utility sector compared to our benchmark. As investors migrated from technology stocks in March and April in search of more safety, utility stocks provided strong returns. Our underweighting in this sector hampered the Fund's returns.

Delaware Retirement Income Fund returned 6.54% (Class A shares at net asset value with distributions reinvested) for the period, significantly outpacing the 2.64% average return of its peers in the Lipper Income Funds Average (Source:
Lipper Analytical Services, Inc). Higher quality fixed income generally performed best during the period, and the Fund held higher quality debt than the average fund in its relative Lipper class. Also contributing to the outperformance was the portfolio's relatively large allocation to cash and cash equivalents, and a heavier-than-average weighting of telecommunications and media bonds, which performed well.

The Fund seeks to achieve high current income with the potential for capital appreciation. It's management team attempts to meet its objectives by investing in a combination of income-generating equity securities and debt securities, including dividend paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, investment grade bonds and foreign equities and fixed-income securities, among several others.

Delaware Small Cap Contrarian Fund seeks to provide long-term capital appreciation by investing in small company stocks that we believe to be undervalued. Your Fund took advantage of the attractive opportunities that were available among small-cap company stocks, returning 6.79% for the six-month period ended May 31, 2000, outperforming the average returns of its peers in the Lipper Small-Cap Value Funds Average (Source: Lipper Analytical Services, Inc), but not its benchmark index, the Russell 2000 Index, which includes both growth and value stocks.

The Fund's largest holdings are in the banking and finance and the energy sectors. We were able to find good value among small cap financial stocks during the period. Our holdings benefited the Fund as many financial services stocks held up relatively well during the recent market downturn.

In addition, many energy companies have performed admirably because of a favorable energy backdrop. The substantial increase in energy prices over the past several months has been beneficial for the operations of many energy companies. As stock prices increased, we sold some of our holdings at a profit.

Our investment in Office/Industrial REITs particularly helped the Fund deliver positive returns for the period, as this sector provided outstanding performance, particularly from mid-March as investors abandoned tech stocks in favor of more stable sectors.

Market Outlook - While we are currently seeing a good deal of volatility in the market, we believe the Fund is well positioned to benefit from a broadening of the market, especially if investors renew their appreciation of earnings and valuations as the keys to stock appreciation. We thank you for your continued confidence in Delaware Investments.


Sincerely,

/s/ Wayne A. Stork
------------------------------------
Wayne A. Stork
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes
------------------------------------
David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds



This semi-annual report is for the information of Delaware Mid-Cap Value Fund, Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund shareholders. The current prospectuses for the Funds set forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the Fund's prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information.

Delaware Mid-Cap Value Fund

Fund Objective
The Fund seeks to provide long-term capital growth.

Total Fund Assets
$1.97 million

Number of Holdings
58

Your Fund Manager
Christopher S. Beck earned a bachelor's degree at the University of Delaware and an MBA degree at Lehigh University. He joined Delaware Investments in 1997. Mr. Beck previously served as vice president at Pitcairn Trust Company, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware and held management positions at Cypress Capital Management and Wilmington Trust Company. Mr. Beck is a Chartered Financial Analyst.

Delaware Retirement Income Fund

Fund Objective
The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

Total Fund Assets
$3.14 million

Number of Holdings
55

Your Fund Manager
Gerald Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining Delaware in 1989, Mr. Nichols worked at Waddell & Reed, Inc. and as an investment officer for a merchant banking firm. Mr. Nichols is a CFA charterholder.

Delaware Small Cap Contrarian Fund

Fund Objective
The Fund seeks long-term capital growth.

Total Fund Assets
$2.24 million

Number of Holdings
73

Your Fund Manager
Andrea Giles is a graduate of the Massachusetts Institute of Technology and received an MBA in Finance from Columbia University. Prior to joining Delaware in 1996, she was an account officer in the Leveraged Capital Group at Citibank.

Performance Summary

Total Return
For Periods Ended May 31, 2000

                                             Six Months                        Lifetime
Delaware Mid-Cap Value Fund
Class A (Est12/29/98)
  Including Sales Charge                   -1.86%                             -5.11%
  Excluding Sales Charge                   +4.12%                             -1.07%
Institutional Class (Est. 12/29/98)        +4.12%                             -1.07%
Lipper Mid-Cap Value Fund Average          +9.84% (186 funds)                +10.66% (176 funds)
Russell Mid-Cap Value Index                +5.92%                             +2.14%

Delaware Retirement Income Fund
Class A (Est. 12/2/96)
  Including Sales Charge                   +0.37%                            +11.52%
  Excluding Sales Charge                   +6.54%                            +13.43%
Institutional Class (Est. 12/2/96)         +6.55%                            +13.41%
Lipper Income Funds Average                +2.64% (97 funds)                  +3.89% (90 funds)
Standard & Poor's 500 Stock Index          +2.90%                            +12.14%

Delaware Small Cap Contrarian Fund
Class A (Est. 12/29/98)
  Including Sales Charge                   +0.70%                             +3.99%
  Excluding Sales Charge                   +6.79%                             +8.42%
Institutional Class (Est. 12/29/98)        +6.79%                             +8.42%
Lipper Small-Cap Value Funds Average       +7.78% (348 funds)                 +8.95% (307 funds)
Russell 2000 Index                         +5.49%                            +10.31%


The Institutional results shown above assume reinvestment of distributions. Class A returns are based on net asset value and assume reinvestment of distributions. Returns and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original share price. No sales charge or 12b-1 fees were imposed on Class A shares for the periods shown and no Class B or C shares were offered. The S&P 500 Index is an unmanaged composite of mostly large capitalization U.S. stocks. The unmanaged Russell 2000 Index is a measure of small company stocks. The unmanaged Russell Mid-Cap Value Index contains stocks from the Russell Mid-Cap Index with less-than-average growth orientation. For the Delaware Mid-Cap Value Fund, the Lipper category represents the average returns of mid-cap value funds tracked by Lipper Analytical. For the Delaware Retirement Income Fund, the Lipper category represents the average of Lipper Income Funds tracked by Lipper Analytical. For Delaware Small Cap Contrarian Fund, the Lipper category represents the average of small-cap value funds tracked by Lipper Analytical (Source: Lipper Analytical Services Inc.). It is not possible to invest in an index. Past performance does not guarantee future results. This information is for shareholder use only.

DELAWARE GROUP EQUITY FUNDS V
DELAWARE MID-CAP VALUE FUND
STATEMENT OF NET ASSETS
MAY 31, 2000
(UNAUDITED)

                                                    Number of           Market
                                                      Shares             Value
                                                   -----------         --------
 Common Stock - 92.03%
 Aerospace & Defense - 1.31%
*Litton Industries                                       600           $ 25,763
                                                                       --------
                                                                         25,763
                                                                       --------

 Automobiles & Automotive Parts - 5.80%
*Avis Rent-A-Car                                       1,100             21,175
 Borg-Warner Automotive                                  800             31,800
 Delphi Automotive Systems                             1,900             34,319
 Harsco                                                1,000             26,875
                                                                       --------
                                                                        114,169
                                                                       --------

 Banking, Finance & Insurance - 13.46%
 Compass Bancshares                                    1,750             35,438
 Edwards (A.G.)                                        1,100             38,431
 Everest Reinsurance Holdings                          1,100             37,400
 North Fork Bancorporation                             1,750             28,984
 Protective Life                                         800             22,000
 SouthTrust                                            1,100             29,769
 Summit Bancorp                                        1,000             28,688
 Unionbancal Corporation                               1,300             44,524
                                                                       --------
                                                                        265,234
                                                                       --------

 Buildings & Materials - 3.39%
*Jacobs Engineering Group                                900             29,925
 Southdown                                               600             36,825
                                                                       --------
                                                                         66,750
                                                                       --------

 Business Services - 1.66%
*Modis Professional Services                           3,200             32,800
                                                                       --------
                                                                         32,800
                                                                       --------

 Cable, Media & Publishing - 3.77%
 Knight-Ridder                                           700             37,100
 Reynolds & Reynolds Class A                           1,700             37,188
                                                                       --------
                                                                         74,288
                                                                       --------

 Chemicals - 1.42%
 Crompton                                              2,300             27,888
                                                                       --------
                                                                         27,888
                                                                       --------

 Computers & Technology - 3.87%
*Computer Sciences                                       400             38,375
*Synopsys                                                800             37,850
                                                                       --------
                                                                         76,225
                                                                       --------

 DELAWARE MID-CAP VALUE FUND
 STATEMENT OF NET ASSETS (Continued)

                                                    Number of          Market
                                                      Shares            Value
                                                   -----------        ---------
 Common Stock (continued)
 Consumer Products - 1.44%
 US Industries                                         2,100          $  28,350
                                                                      ---------
                                                                         28,350
                                                                      ---------

 Electronics & Electrical Equipment - 2.96%
 Symbol Technologies                                     600             26,438
 Teleflex                                                900             31,894
                                                                      ---------
                                                                         58,332
                                                                      ---------

 Energy - 15.20%
 Conoco Class B                                        1,300             37,050
*Cooper Cameron                                          700             48,825
 Nicor                                                   800             29,350
 Noble Affliates                                       1,300             51,105
*Santa Fe Snyder                                       4,100             51,762
 Transocean Offshore                                   1,000             49,187
 Valero Energy                                         1,100             32,175
                                                                      ---------
                                                                        299,454
                                                                      ---------

 Food, Beverage & Tobacco - 2.28%
*Suiza Foods                                           1,000             44,875
                                                                      ---------
                                                                         44,875
                                                                      ---------

 Healthcare & Pharmaceuticals - 6.49%
*AmeriSource Health Class A                            1,500             36,563
*BioChem Pharma                                        1,100             25,644
*Sybron International                                  1,100             34,856
 Tenet Healthcare                                      1,200             30,750
                                                                      ---------
                                                                        127,813
                                                                      ---------

 Industrial Machinery - 1.85%
 Ingersoll-Rand                                          800             36,449
                                                                      ---------
                                                                         36,449
                                                                      ---------

 Leisure, Lodging & Entertainment - 3.29%
 Viad                                                  1,200             31,575
 Wendy's International                                 1,700             33,256
                                                                      ---------
                                                                         64,831
                                                                      ---------

 Metals & Mining - 1.93%
 Nucor                                                   400             15,550
 USX-U.S. Steel Group                                  1,000             22,563
                                                                      ---------
                                                                         38,113
                                                                      ---------

 Paper & Forest Products - 3.37%
 Bowater                                                 700             36,181
 Westvaco                                              1,000             30,125
                                                                      ---------
                                                                         66,306
                                                                      ---------

 DELAWARE MID-CAP VALUE FUND
 STATEMENT OF NET ASSETS (Continued)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------        ---------
 Common Stock (continued)
 Real Estate - 4.06%
 Apartment Investment & Management                     1,000          $  40,062
 Equity Office Properties Trust                        1,500             39,844
                                                                      ---------
                                                                         79,906
                                                                      ---------

 Retail - 6.28%
*BJ's Wholesale Club                                   1,200             37,200
 Ross Stores                                           2,300             48,588
*Zale                                                  1,000             38,000
                                                                      ---------
                                                                        123,788
                                                                      ---------

 Textiles, Apparel & Furniture - 1.46%
*Furniture Brands International                        1,800             28,687
                                                                      ---------
                                                                         28,687
                                                                      ---------

 Transportation & Shipping - 2.43%
 CNF Transportation                                      500             13,156
 CSX                                                     800             17,400
 Southwest Airlines                                      900             17,269
                                                                      ---------
                                                                         47,825
                                                                      ---------

 Utilities - 4.31%
 American Water Works                                  1,300             30,388
 DQE                                                     800             33,800
 Sierra Pacific Resources                              1,440             20,790
                                                                      ---------
                                                                         84,978
                                                                      ---------
 Total Common Stock (cost $1,774,279)                                 1,812,824
                                                                      ---------


                                                         Principal
                                                           Amount
                                                        -----------
 Repurchase Agreements - 7.72%
 With Chase Manhattan 6.33% 6/1/00 (dated 5/31/00,
   collateralized by $52,000 U.S. Treasury Notes
   5.875% due 11/15/04, market value $50,595)            $ 49,600      $ 49,600
 With J.P. Morgan Securities 6.33% 6/1/00 (dated
   5/31/00, collateralized by $15,000 U.S. Treasury
   Notes 6.375% due 9/30/01, market value $15,374
   and $20,000 U.S. Treasury Notes 6.50% due
   5/31/01, market value $19,623 and $3,000 U.S.
   Treasury Notes 6.50% due 8/31/01, market value
   $3,108 and $14,000 U.S. Treasury Notes 6.625%
   due 6/30/01, market value $14,132)                      51,200        51,200
 With PaineWebber 6.33% 6/1/00 (dated 5/31/00,
   collateralized by $20,000 U.S. Treasury Notes
   5.00% due 4/30/01, market value $19,456
   and $13,000 U.S. Treasury Notes 6.25%
   due 1/31/02, market value $12,663 and
   $20,000 U.S. Treasury Notes 7.25% due 5/15/04,
   market value $20,117)                                   51,200        51,200
                                                                       --------
 Total Repurchase Agreements (cost $152,000)                            152,000
                                                                       --------

DELAWARE MID-CAP VALUE FUND
STATEMENT OF NET ASSETS (Continued)

Total Market Value of Securities - 99.75%
  (cost $1,926,279)                                                  $1,964,824
Receivables and Other Assets Net of Liabilities - 0.25%                   4,965
                                                                     ----------
Net Assets Applicable to 237,890 Shares
  Outstanding - 100.00%                                              $1,969,789
                                                                     ==========
Net Asset Value - Delaware Mid-Cap Value Fund A Class
   ($8.28 / 1 share)                                                 $     8.28
                                                                     ==========
Net Asset Value - Delaware Mid-Cap Value Fund Institutional Class
   ($1,969,780 / 237,889 shares)                                     $     8.28
                                                                     ==========
----------
* Non-income producing security for the period ended May 31, 2000.


Components of Net Assets at  May 31, 2000:
Shares of Beneficial Interest (unlimited authorization - no par)     $2,020,009
Undistributed net investment income                                       9,543
Accumulated net realized loss on investments                            (98,308)
Net unrealized appreciation of investments                               38,545
                                                                     ----------
Total net assets                                                     $1,969,789
                                                                     ==========
Net Asset Value and Offering Price Per Share -
Delaware Mid-Cap Value Fund
Net asset value A Class (A)                                          $     8.28
Sales charge (5.75% of offering price or 6.16% of the amount
  invested per share) (B)                                                  0.51
                                                                     ----------
Offering price                                                       $     8.79
                                                                     ==========

----------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2000
(UNAUDITED)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------        ---------
Common Stock - 45.09%
Aerospace & Defense - 1.56%
Lockheed Martin                                       2,000            $ 49,000
                                                                       --------
                                                                         49,000
                                                                       --------
Automobiles & Automotive Parts - 3.52%
Dana                                                  1,000              25,813
General Motors                                        1,200              84,750
                                                                       --------
                                                                        110,563
                                                                       --------
Banking, Finance & Insurance - 13.56%
Bank of America                                       1,018              56,563
Chubb                                                 1,500             105,000
First Union                                           1,000              35,188
Mellon Financial                                      2,800             107,975
St. Paul                                              2,000              75,000
Summit Bancorp                                        1,600              45,900
                                                                       --------
                                                                        425,626
                                                                       --------
Cable, Media & Publishing - 0.41%
Gannett                                                 200              12,950
                                                                       --------
                                                                         12,950
                                                                       --------
Computers & Technology - 2.22%
Pitney Bowes                                          1,600              69,600
                                                                       --------
                                                                         69,600
                                                                       --------
Energy - 2.77%
Chevron                                                 600              55,463
Conoco Class B                                        1,103              31,436
                                                                       --------
                                                                         86,899
                                                                       --------
Food, Beverage & Tobacco - 1.00%
Philip Morris                                         1,200              31,350
                                                                       --------
                                                                         31,350
                                                                       --------
Healthcare - 0.78%
Abbott Laboratories                                     600              24,413
                                                                       --------
                                                                         24,413
                                                                       --------
Industrial Machinery - 4.46%
Deere & Co.                                           2,500             103,906
Eaton                                                   500              36,281
                                                                       --------
                                                                        140,187
                                                                       --------
Leisure, Lodging & Entertainment - 1.65%
Starwood Hotels & Resorts Worldwide                   1,750              51,734
                                                                       --------
                                                                         51,734
                                                                       --------

Metals & Mining - 3.00%
Alcan Aluminum                                        1,800              59,063
Alcoa                                                   600              35,063
                                                                       --------
                                                                         94,126
                                                                       --------

DELAWARE RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (continued)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------        ---------
Common Stock (continued)
Paper & Forest Products - 1.58%
Temple-Inland                                         1,000          $   49,688
                                                                     ----------
                                                                         49,688
                                                                     ----------

Real Estate - 4.94%
Corporate Office Properties                           5,500              47,781
Grove Property Trust                                  7,500             107,344
                                                                     ----------
                                                                        155,125
                                                                     ----------
Telecommunications - 0.13%
Winstar Communications                                  139               3,942
                                                                     ----------
                                                                          3,942
                                                                     ----------
Utilities - 3.51%
Duke Energy                                           1,000              58,250
Southern                                              2,000              51,875
                                                                     ----------
                                                                        110,125
                                                                     ----------
Total Common Stock (cost $1,319,250)                                  1,415,328
                                                                     ----------

Convertible Preferred Stocks - 15.91%
Banking, Finance & Insurance - 3.15%
Newell Financial Trust I 5.25%                        2,600              98,800
                                                                     ----------
                                                                         98,800
                                                                     ----------
Buildings & Materials - 1.27%
Georgia-Pacific PEPS Units                            1,100              40,013
                                                                     ----------
                                                                         40,013
                                                                     ----------
Industrial Machinery - 1.46%
Ingersoll-Rand 6.75%                                  2,000              45,750
                                                                     ----------
                                                                         45,750
                                                                     ----------
Telecommunications - 3.84%
Cox Communications 7.00%                              1,200              70,800
Winstar Communications 7.00%                          1,000              49,625
                                                                     ----------
                                                                        120,425
                                                                     ----------
Transportation - 1.52%
Union Pacific Capital Trust 6.25%                     1,100              47,713
                                                                     ----------
                                                                         47,713
                                                                     ----------
Utilities - 4.67%
Houston Industries 7.00%                                700              91,000
Texas Utilities 9.25%                                 1,300              55,575
                                                                     ----------
                                                                        146,575
                                                                     ----------
Total Convertible Preferred Stocks (cost $514,356)                      499,276
                                                                     ----------

                                                   Principal
Corporate Bonds - 7.91%                             Amount
                                                  -----------
Cable, Media & Publishing - 1.50%
American Media Operations 10.25% 5/1/09            $ 25,000              23,813
Sinclair Broadcast Group 10.00% 9/30/05              25,000              23,313
                                                                     ----------
                                                                         47,126
                                                                     ----------

DELAWARE RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (continued)

                                                   Principal            Market
                                                     Amount              Value
                                                 ------------         ----------
Corporate Bonds (continued)
Leisure, Lodging & Entertainment - 1.07%
AFC Enterprises 10.25% 5/15/07                       10,000             $ 9,650
Town Sports International unsec sr nts
 9.75% 10/15/04                                      25,000              24,000
                                                                       --------
                                                                         33,650
                                                                       --------
Packaging & Containers - 1.56%
Huntsman Packaging 9.125% 10/1/07                    25,000              26,750
Precise Technology unsec 11.125% 6/15/07             25,000              22,125
                                                                       --------
                                                                         48,875
                                                                       --------
Retail - 1.58%
Fleming 10.625% 12/15/01                             50,000              49,688
                                                                       --------
                                                                         49,688
                                                                       --------
Telecommunications - 2.20%
Level 3 Communications 9.125% 5/1/08                 50,000              43,250
Voicestream Wire 10/375% 11/15/09                    25,000              25,750
                                                                       --------
                                                                         69,000
                                                                       --------
Total Corporate Bonds (cost $259,062)                                   248,339
                                                                       --------

Convertible Bonds - 22.53%
Automobiles & Automotive Parts - 1.74%
Magna International 4.875% 12/15/05                  60,000              54,600
                                                                       --------
                                                                         54,600
                                                                       --------
Banking, Finance & Insurance - 2.02%
Bell Atlantic Financial Services 5.75% 4/1/03        65,000              63,538
                                                                       --------
                                                                         63,538
                                                                       --------
Cable, Media & Publishing - 1.67%
World Color Press 6.00% 10/1/07                      50,000              52,313
                                                                       --------
                                                                         52,313
                                                                       --------
Computers & Technology - 7.36%
Siebel Systems 5.50% 9/15/06                         85,000             230,988
                                                                       --------
                                                                        230,988
                                                                       --------
Industrial Machinery - 6.64%
Mail-Well 5.00% 11/1/02                             100,000              84,750
MascoTech 4.50% 12/15/03                             90,000              69,638
Thermo Fibertek 4.50% 7/15/04                        65,000              54,031
                                                                       --------
                                                                        208,419
                                                                       --------
Telecommunications - 3.10%
Clear Channel Communications 1.50% 12/1/02           30,000              29,513
Level Three Communications 6.00% 9/15/09             50,000              67,813
                                                                       --------
                                                                         97,326
                                                                       --------
Total Convertible Bonds (cost $570,650)                                 707,184
                                                                       --------

DELAWARE RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (continued)

                                                   Principal            Market
                                                     Amount              Value
                                                 ------------         ----------
Repurchase Agreements - 8.22%
With Chase Manhattan 6.33% 6/1/00
  (dated 5/31/00, collateralized by $89,000
  U.S. Treasury Notes 5.875% due 11/15/04,
  market value $86,305).                           $ 84,000            $ 84,000
With J.P. Morgan Securities 6.33% 6/1/00
  (dated 5/31/00, collateralized by $33,000
  U.S. Treasury Notes 6.50% due 5/31/01,
  market value $33,338 and $23,000 U.S.
  Treasury Notes 6.625% due 6/30/01, market
  value $24,006, and $5,000 U.S. Treasury
  Notes 6.50% due 8/31/01, market value $5,275,
  and $26,000 U.S. Treasury Notes 6.375%
  due 9/30/01, market value $26,098).                87,000              87,000
With PaineWebber 6.33% 6/1/00
  (dated 5/31/00, collateralized by $33,000
  U.S. Treasury Notes 5.00% due 4/30/01,
  market value $33,056 and $21,000 U.S.
  Treasury Notes 6.25% due 1/31/02, market
  value $21,529 and $33,000 U.S. Treasury
  Notes 7.25% due 5/15/04, market value $34,211).    87,000              87,000
                                                                    -----------
Total Repurchase Agreements (cost $258,000)                             258,000
                                                                    -----------

Total Market Value of Securities - 99.66%                           $ 3,128,127
  (cost $2,921,318)
Receivables and Other Assets Net of Liabilities - 0.34%                  10,626
                                                                    -----------
Net Assets Applicable to 330,696 Shares
  Outstanding - 100.00%                                             $ 3,138,753
                                                                    ===========

Net Asset Value - Delaware Retirement Income Fund A Class
   ($23,659 / 2,490 shares)                                         $      9.50
                                                                    ===========
Net Asset Value - Delaware Retirement Income Fund
   Institutional Class
   ($3,115,093 / 328,206 shares)                                    $      9.49
                                                                    ===========

--------------------------------------------------------------------------------
nts - notes
PEPS - Premium Equity Participating Securities sr - senior unsec - unsecured

Components of Net Assets at  May 31, 2000:
Shares of Beneficial Interest (unlimited authorization - no par)    $ 2,905,528
Undistributed net investment income                                      54,163
Accumulated net realized loss on investments                            (27,748)
Net unrealized appreciation of investments                              206,809
                                                                    -----------
Total net assets                                                    $ 3,138,752
                                                                    ===========

DELAWARE RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (continued)

Net Asset Value and Offering Price Per Share -
Delaware Retirement Income Fund
Net asset value A Class (A)                                         $      9.50
Sales charge (5.75% of offering price or 6.11% of the amount
 invested per share)(B)                                                    0.58
                                                                    -----------
Offering price                                                      $     10.08
                                                                    ===========

-------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS
MAY 31, 2000
(UNAUDITED)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------      -----------
Common Stock - 90.00%
Aerospace & Defense - 1.22%
Armor Holdings                                        2,500         $    27,344
                                                                    -----------
                                                                         27,344
                                                                    -----------

Automobiles & Automotive Parts - 3.50%
Avis Rent-A-Car                                       1,000              19,250
Clarcor                                               1,500              26,531
Federal Signal                                        1,700              32,831
                                                                    -----------
                                                                         78,612
                                                                    -----------

Banking, Finance & Insurance - 15.60%
Alabama National Bancorp                              1,500              28,500
Associated Banccorp                                   1,080              27,489
Community Trust Bancorp                               1,480              21,460
Centura Banks                                           600              25,950
Commer Banks-Eastern US                               1,518              27,889
Compass Bancshares                                    1,400              28,350
Cullen Frost Bankers                                  1,000              26,500
Everest Re Group                                      1,200              40,800
FBL Financial Group                                   1,600              23,400
Financial Federal                                     2,300              40,825
Mississippi Valley Bancshares                         1,200              27,300
Republic Bancorp                                      3,260              31,785
                                                                    -----------
                                                                        350,248
                                                                    -----------

Buildings & Materials - 5.71%
Cal Dive International                                  700              32,244
Florida Rock Industries                                 500              19,781
Griffon                                               3,700              22,431
Jacobs Engineering Group                              1,100              36,575
Texas Industries                                        600              17,213
                                                                    -----------
                                                                        128,244
                                                                    -----------

Business Services - 1.28%
Modis Professional Services                           2,800              28,700
                                                                    -----------
                                                                         28,700
                                                                    -----------

Cable, Media & Publishing - 0.71%
Houghton Mifflin                                        400              16,000
                                                                    -----------
                                                                         16,000
                                                                    -----------

Chemicals - 3.94%
Great Lakes Chemical                                    400              11,100
Hanna (M.A.)                                          4,100              47,919
OM Group                                                600              29,325
                                                                    -----------
                                                                         88,344
                                                                    -----------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (continued)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------      -----------
Common Stock (continued)
Computers & Technology - 2.38%
Mercury Computer Systems                                800         $    25,100
Synopsys                                                600              28,388
                                                                    -----------
                                                                         53,488
                                                                    -----------

Consumer Services - 1.00%
Stewart Enterprises                                   5,600              22,400
                                                                    -----------
                                                                         22,400
                                                                    -----------

Electronics & Electrical Equipment - 3.61%
Cohu                                                    400              14,050
Galileo Technology                                    2,400              41,550
Thomas & Betts                                          900              25,538
                                                                    -----------
                                                                         81,138
                                                                    -----------

Energy - 10.71%
Barrett Resources                                     1,000              39,562
Cooper Cameron                                          700              48,825
NUI                                                     800              22,400
New Jersey Resources                                    500              19,375
Noble Affiliates                                        900              35,381
Santa Fe International                                1,400              54,338
Valero Energy                                           700              20,475
                                                                    -----------
                                                                        240,356
                                                                    -----------

Environmental Services - 2.10%
Waste Connections                                     2,400              47,100
                                                                    -----------
                                                                         47,100
                                                                    -----------

Food, Beverage & Tobacco - 3.31%
Suiza Foods                                           1,000              44,875
Universal Foods                                       1,700              29,325
                                                                    -----------
                                                                         74,200
                                                                    -----------

Healthcare & Pharmaceuticals   - 6.33%
AmeriSource Health                                      700              17,062
Ameripath                                             3,800              32,537
Conmed                                                1,200              28,950
Omnicare                                              2,300              37,950
Oxford Health Plans                                   1,200              25,500
                                                                    -----------
                                                                        141,999
                                                                    -----------

Industrial Machinery - 3.24%
Idex                                                  1,300              43,387
United Dominion Industries                            1,600              29,400
                                                                    -----------
                                                                         72,787
                                                                    -----------

Leisure, Lodging & Entertainment - 0.66%
WMS Industries                                        1,200              14,850
                                                                    -----------
                                                                         14,850
                                                                    -----------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (continued)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------      -----------
Common Stock (continued)
Mall REITs - 1.07%
Macerich                                              1,100         $    23,994
                                                                    -----------
                                                                         23,994
                                                                    -----------

Manufactered Housing REITs - 1.21%
Chateau Communities                                   1,000              27,125
                                                                    -----------
                                                                         27,125
                                                                    -----------

Metals & Mining - 1.46%
CIRCOR International                                  3,100              32,744
                                                                    -----------
                                                                         32,744
                                                                    -----------

Miscellaneuous - 1.16%
Consolidated Stores                                   2,000              26,000
                                                                    -----------
                                                                         26,000
                                                                    -----------

Office/ Industrial REITs - 4.12%
Cabot Industrial Trust                                  600              11,625
Kilroy Realty                                           800              18,300
Prentiss Properties Trust                             1,900              45,600
SL Green Realty                                         700              16,975
                                                                    -----------
                                                                         92,500
                                                                    -----------

Retail - 0.61%
Tuesday Morning                                       1,300              13,650
                                                                    -----------
                                                                         13,650
                                                                    -----------
Retail Strip Center REITs - 1.43%
Pan Pacific Retail Properties                         1,600              32,000
                                                                    -----------
                                                                         32,000
                                                                    -----------

Telecommunications - 3.31%
Brightpoint                                           3,800              44,412
TeleSpectrum Worldwide                                6,700              29,941
                                                                    -----------
                                                                         74,353
                                                                    -----------

Textils, Apparel & Furniture - 3.36%
Furniture Brands International                        1,700              27,094
Kellwood                                              1,800              30,375
Stanley Furniture                                       800              18,050
                                                                    -----------
                                                                         75,519
                                                                    -----------

Transportation & Shipping - 4.82%
Alexander & Baldwin                                   1,500              34,687
CNF Transportation                                      500              13,156
Tidewater                                             1,200              46,650
USFreightways                                           500              13,719
                                                                    -----------
                                                                        108,212
                                                                    -----------

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (continued)

                                                    Number of           Market
                                                      Shares            Value
                                                   -----------        ---------
Common Stock (continued)
Utilities - 2.15%
Kansas City Power & Light                             1,000         $    23,688
Scana                                                   947              24,504
                                                                    -----------
                                                                         48,192
                                                                    -----------

Total Common Stock (cost  $1,853,744)                                 2,020,099
                                                                    -----------

                                                       Principal
                                                         Amount
                                                     -------------
Repurchase Agreements - 8.82%
With Chase Manhattan 6.33% 6/1/00 (dated 5/31/00,
  collateralized by $68,000 U.S. Treasury Notes
  5.875% due 11/15/04, market value $65,906)           $ 64,600        $ 64,600
With J.P. Morgan Securities 6.33% 6/1/00 (dated
  5/31/00, collateralized by $19,900 U.S. Treasury
  Notes 6.375% due 9/30/01, market value $20,029
  and $26,000 U.S. Treasury Notes 6.50% due
  5/31/01, market value $25,585 and $4,000 U.S.
  Treasury Notes 6.50% due 8/31/01, market value
  4,049 and $18,000 U.S. Treasury Notes 6.625%
  due 6/30/01, market value $18,423)                     66,700          66,700
With PaineWebber 6.33% 6/1/00 (dated 5/31/00,
  collateralized by $24,800 U.S. Treasury Notes
  5.00% due 4/30/01, market value $25,369
  and $16,000 U.S. Treasury Notes 6.25%
  due 1/31/02, market value $16,522 and
  $26,000 U.S. Treasury Notes 7.25% due 5/15/04,
  market value $26,255)                                  66,700          66,700
                                                                    -----------
Total Repurchase Agreements (cost $198,000)                             198,000
                                                                    -----------


Total Market Value of Securities - 98.82%
  (cost $2,051,744)                                                 $ 2,218,099
Receivables and other Assets Net of Liabilities - 1.18%                  26,577
                                                                    -----------
Net Assets Applicable to  255,557 Shares
  Outstanding -  100.00%                                            $ 2,244,676
                                                                    ===========

Net Asset Value - Delaware Small Cap Contrarian Fund A Class
   ($8.78 / 1 share)                                                $      8.78
                                                                    ===========
Net Asset Value - Delaware Small Cap Contrarian Fund
    Institutional Class ($2,244,667 / 255,556 shares)               $      8.78
                                                                    ===========

--------------------------------------------------------------------------------
* Non-income producing security for the period ended 5/31/00.
REITs - Real Estate Investment Trusts

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF NET ASSETS (continued)

Components of Net Assets at May 31, 2000:
Shares of Beneficial Interest (unlimited authorization - no par)    $ 2,169,199
Undistributed net investment income                                      13,825
Accumulated net realized loss on investments                           (104,703)
Net unrealized appreciation of investments                              166,355
                                                                    -----------
Total net assets                                                    $ 2,244,676
                                                                    ===========

Net Asset Value and Offering Price Per Share-
Delaware Small Cap Contrarian Fund
Net asset value A Class (A)                                         $      8.78
Sales charge (5.75% of offering price, or 6.15% of amount
  invested per share) (B)                                                  0.54
                                                                    -----------
Offering price                                                      $      9.32
                                                                    -----------

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2000
(UNAUDITED)

                                                                                Delaware          Delaware         Delaware
                                                                                 Mid-Cap         Retirement        Small Cap
                                                                                  Value            Income         Contrarian
                                                                                  Fund              Fund             Fund
                                                                               ----------       ------------     ------------
INVESTMENT INCOME:
Interest                                                                       $  3,478          $ 35,872          $  5,442
Dividends                                                                        15,950            39,142            22,973
                                                                               --------          --------          --------
                                                                                 19,428            75,014            28,415
                                                                               --------          --------          --------

EXPENSES:
Management fees                                                                   6,968             9,880             7,918
Reports and statements to shareholders                                              360               300             4,150
Professional fees                                                                 1,800                63             4,040
Registration fees                                                                   600               210             2,472
Accounting and administration                                                       570               615               473
Taxes (other than taxes on income)                                                  834               318               555
Dividend disbursing, transfer agent fees and other expenses                         780             1,129               312
Custodian fees                                                                      199               787               937
Trustees' fees                                                                      600               684               993
Distribution expense                                                                  -                29                 -
Other                                                                               280               499               988
                                                                               --------          --------          --------
                                                                                 12,991            14,514            22,838
Less expenses waived or absorbed                                                 (5,983)           (2,602)          (14,649)
Less expenses paid indirectly                                                       (40)             (522)              (62)
                                                                               --------          --------          --------
Total expenses                                                                    6,968            11,390             8,127

NET INVESTMENT INCOME                                                            12,460            63,624            20,288
                                                                               --------          --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
Net realized loss on investments                                                (98,569)          (27,782)         (104,642)
Net change in unrealized appreciation / depreciation
     of investments                                                             164,796           158,286           228,083
                                                                               --------          --------          --------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                                                 66,227           130,504           123,441
                                                                               --------          --------          --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                              $ 78,687          $194,128          $143,729
                                                                               ========          ========          ========

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Delaware
                                                                                            Mid-Cap
                                                                                             Value
                                                                                             Fund
                                                                                 ----------------------------------
                                                                                   Six Months      12/29/98*
                                                                                     Ended            To
                                                                                    5/31/00        11/30/99
                                                                                  (Unaudited)
                                                                                 ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                              $ 12,460        $ 17,083
Net realized gain (loss) on investments                                             (98,569)            261
Net change in unrealized appreciation/depreciation of investments                   164,796        (126,251)
                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from operations                      78,687        (108,907)
                                                                                 ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class                                                                               -               -
    Institutional Class                                                             (20,000)              -
Net realized gain on investments:
    A Class                                                                               -               -
    Institutional Class                                                                   -               -
                                                                                 ----------------------------------
                                                                                    (20,000)              -
                                                                                 ----------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                                               2             508
    Institutional Class                                                                   2       2,000,009

Net asset value of shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
    A Class                                                                               -               -
    Institutional Class                                                              20,000               -
                                                                                 ----------------------------------
                                                                                     20,004       2,000,517
                                                                                 ----------------------------------
Cost of shares repurchased:
    A Class                                                                               -            (512)
    Institutional Class                                                                   -               -
                                                                                 ----------------------------------
                                                                                          -            (512)
                                                                                 ----------------------------------
Increase in net assets derived from capital share transactions                       20,004       2,000,005
                                                                                 ----------------------------------

NET INCREASE IN NET ASSETS                                                           78,691       1,891,098

NET ASSETS:
Beginning of period                                                               1,891,098               -
                                                                                 ----------------------------------
End of period                                                                    $1,969,789      $1,891,098
                                                                                 ==================================

                                                                                          Delaware
                                                                                         Retirement
                                                                                           Income
                                                                                            Fund
                                                                                -------------------------------
                                                                                  Six Months
                                                                                    Ended        Year Ended
                                                                                   5/31/00        11/30/99
                                                                                 (Unaudited)
                                                                                -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                             $ 63,624      $ 134,014
Net realized gain (loss) on investments                                            (27,782)        30,708
Net change in unrealized appreciation/depreciation of investments                  158,286        (79,700)
                                                                                -------------------------------
Net increase (decrease) in net assets resulting from operations                    194,128         85,022
                                                                                -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class                                                                           (989)        (1,392)
    Institutional Class                                                           (130,426)      (173,404)
Net realized gain on investments:
    A Class                                                                           (231)          (864)
    Institutional Class                                                            (30,433)      (107,679)
                                                                                -------------------------------
                                                                                  (162,079)      (283,339)
                                                                                -------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                                              2              -
    Institutional Class                                                                  2              -

Net asset value of shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
    A Class                                                                          1,219          2,256
    Institutional Class                                                            160,858        281,083
                                                                                -------------------------------
                                                                                   162,081        283,339
                                                                                -------------------------------
Cost of shares repurchased:
    A Class                                                                              -         (1,266)
    Institutional Class                                                             (2,015)           (14)
                                                                                -------------------------------
                                                                                    (2,015)        (1,280)
                                                                                -------------------------------
Increase in net assets derived from capital share transactions                     160,066        282,059
                                                                                -------------------------------

NET INCREASE IN NET ASSETS                                                         192,115         83,742

NET ASSETS:
Beginning of period                                                              2,946,637      2,862,895
                                                                                -------------------------------
End of period                                                                   $3,138,752     $2,946,637
                                                                                ===============================

                                                                                           Delaware
                                                                                           Small Cap
                                                                                          Contrarian
                                                                                             Fund
                                                                                ----------------------------
                                                                                   Six Months      12/29/98*
                                                                                     Ended            To
                                                                                    5/31/00        11/30/99
                                                                                  (Unaudited)
                                                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                              $ 20,288       $ 25,302
Net realized gain (loss) on investments                                            (104,642)       137,352
Net change in unrealized appreciation/depreciation of investments                   228,083        (61,728)
                                                                                ----------------------------
Net increase (decrease) in net assets resulting from operations                     143,729        100,926
                                                                                ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
    A Class                                                                               -              -
    Institutional Class                                                             (31,765)             -
Net realized gain on investments:
    A Class                                                                              (1)             -
    Institutional Class                                                            (137,412)             -
                                                                                ----------------------------
                                                                                   (169,178)             -
                                                                                ----------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    A Class                                                                               2            409
    Institutional Class                                                                   2      2,000,008

Net asset value of shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
    A Class                                                                               1              -
    Institutional Class                                                             169,177              -
                                                                                ----------------------------
                                                                                    169,182      2,000,417
                                                                                ----------------------------
Cost of shares repurchased:
    A Class                                                                               -           (400)
    Institutional Class                                                                   -              -
                                                                                ----------------------------
                                                                                          -           (400)
                                                                                ----------------------------
Increase in net assets derived from capital share transactions                      169,182      2,000,017
                                                                                ----------------------------

NET INCREASE IN NET ASSETS                                                          143,733      2,100,943

NET ASSETS:
Beginning of period                                                               2,100,943              -
                                                                                ----------------------------
End of period                                                                    $2,244,676     $2,100,943
                                                                                ============================

*Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                                                  Delaware
                                                                              Mid-Cap Value Fund
                                                                              Institutional Class
                                                                        ------------------------------
                                                                         Six Months       12/29/98(1)
                                                                           Ended              To
                                                                          5/31/00(2)        11/30/99
                                                                        (Unaudited)
                                                                        -------------     ------------
Net asset value, beginning of period                                      $ 8.040           $ 8.500

Income (loss) from investment operations:
     Net investment income(3)                                               0.127             0.073
     Net realized and unrealized gain (loss) on investments                 0.198            (0.533)
                                                                          -------           -------
     Total from investment operations                                       0.325            (0.460)
                                                                          -------           -------

Less dividends:
     Dividends from net investment income                                  (0.085)                -
                                                                          -------           -------
     Total dividends                                                       (0.085)                -
                                                                          -------           -------

Net asset value, end of period                                            $ 8.280           $ 8.040
                                                                          =======           =======

Total return(4)                                                              4.12%            (5.41%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                              $ 1,970           $ 1,891
     Ratio of expenses to average net assets                                 0.75%             0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                               1.40%             1.33%
     Ratio of net investment income to average net assets                    1.35%             0.92%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly              0.70%             0.34%
     Portfolio turnover                                                        50%               37%


-------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

Shares of the Delaware Mid-Cap Value Fund A Class were initially offered on December 29, 1998. On May 3, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of May 31, 2000. This shareholder data are not being disclosed because the data are not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                        Delaware
                                                                                Retirement Income Fund
                                                                                        A Class
                                                                            ------------------------------
                                                                             Six Months
                                                                               Ended           Year Ended
                                                                             5/31/00(2)         11/30/99
                                                                            (Unaudited)
                                                                            ------------------------------
Net asset value, beginning of period                                        $   9.430           $ 10.160

Income (loss) from investment operations:
     Net investment income(3)                                                   0.194              0.431
     Net realized and unrealized gain (loss) on investments                     0.394             (0.156)
                                                                            ---------           ---------
     Total from investment operations                                           0.588              0.275
                                                                            ---------           ---------
Less dividends and distributions:
     Dividends from net investment income                                      (0.420)            (0.620)
     Distributions from net realized gain on investments                       (0.098)            (0.385)
                                                                            ---------           ---------
     Total dividends and distributions                                         (0.518)            (1.005)
                                                                            ---------           ---------

Net asset value, end of period                                              $   9.500           $  9.430
                                                                            =========           =========
Total return(4)                                                                  6.54%              3.14%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                     $ 24           $     22
     Ratio of expenses to average net assets                                    0.75%               0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.25%               1.17%
     Ratio of net investment income to average net assets                       4.19%               4.46%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly                 3.69%               4.03%
     Portfolio turnover                                                           19%                 42%

                                                                                       Delaware
                                                                                 Retirement Income Fund
                                                                                        A Class
                                                                            -------------------------------
                                                                                               12/02/96(1)
                                                                            Year Ended             To
                                                                             11/30/98           11/30/97

                                                                            -------------------------------
Net asset value, beginning of period                                         $ 11.700            $ 8.500

Income (loss) from investment operations:
     Net investment income(3)                                                   0.632              0.558
     Net realized and unrealized gain (loss) on investments                    (0.402)             2.685
                                                                             ---------           ---------
     Total from investment operations                                           0.230              3.243
                                                                             ---------           ---------
Less dividends and distributions:
     Dividends from net investment income                                      (0.570)            (0.043)
     Distributions from net realized gain on investments                       (1.200)                 -
                                                                             ---------           ---------
     Total dividends and distributions                                         (1.770)            (0.043)
                                                                             ---------           ---------

Net asset value, end of period                                               $ 10.160            $11.700
                                                                             =========           =========
Total return(4)                                                                  2.22%             38.31%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                 $     23            $     9
     Ratio of expenses to average net assets                                     0.75%              0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                   1.62%              2.18%
     Ratio of net investment income to average net assets                        6.01%              5.48%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly                  5.14%              4.05%
     Portfolio turnover                                                            91%               196%

-------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
DELAWARE RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Delaware
                                                                                Retirement Income Fund
                                                                                  Institutional Class
                                                                           -------------------------------
                                                                            Six Months
                                                                               Ended           Year Ended
                                                                            5/31/00(2)          11/30/99
                                                                            (Unaudited)
                                                                           -------------------------------
Net asset value, beginning of period                                          $ 9.420           $ 10.150

Income (loss) from investment operations:
     Net investment income(3)                                                   0.194              0.431
     Net realized and unrealized gain (loss) on investments                     0.394             (0.156)
                                                                              -------           --------
     Total from investment operations                                           0.588              0.275
                                                                              -------           --------

Less dividends and distributions:
     Dividends from net investment income                                      (0.420)            (0.620)
     Distributions from net realized gain on investments                       (0.098)            (0.385)
                                                                              -------           --------
     Total dividends and distributions                                         (0.518)            (1.005)
                                                                              -------           --------
Net asset value, end of period                                                $ 9.490           $  9.420
                                                                              =======           ========
Total return(4)                                                                  6.55%              3.15%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                  $ 3,115           $  2,924
     Ratio of expenses to average net assets                                     0.75%              0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                   0.95%              0.87%
     Ratio of net investment income to average net assets                        4.19%              4.46%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly                  3.99%              4.33%
     Portfolio turnover                                                            19%                42%

                                                                                     Delaware
                                                                               Retirement Income Fund
                                                                                 Institutional Class
                                                                           ------------------------------
                                                                                              12/02/96(1)
                                                                           Year Ended             To
                                                                            11/30/98           11/30/97

                                                                           ------------------------------
Net asset value, beginning of period                                        $ 11.690            $  8.500

Income (loss) from investment operations:
     Net investment income(3)                                                  0.632               0.558
     Net realized and unrealized gain (loss) on investments                   (0.402)              2.675
                                                                            --------            --------
     Total from investment operations                                          0.230               3.233
                                                                            --------            --------

Less dividends and distributions:
     Dividends from net investment income                                     (0.570)             (0.043)
     Distributions from net realized gain on investments                      (1.200)                  -
                                                                            --------            --------
     Total dividends and distributions                                        (1.770)             (0.043)
                                                                            --------            --------
Net asset value, end of period                                              $ 10.150            $ 11.690
                                                                            ========            ========
Total return(4)                                                                 2.22%              38.19%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                $  2,840            $  2,763
     Ratio of expenses to average net assets                                    0.75%               0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.32%               1.88%
     Ratio of net investment income to average net assets                       6.01%               5.48%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly                 5.44%               4.35%
     Portfolio turnover                                                           91%                196%

-------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                                                      Delaware
                                                                                Small Cap Contrarian
                                                                                 Institutional Class
                                                                           -------------------------------
                                                                            Six Months         12/29/98(1)
                                                                              Ended                To
                                                                            5/31/00(2)          11/30/99
                                                                           (Unaudited)
                                                                           ------------       ------------
Net asset value, beginning of period                                         $ 8.930            $ 8.500

Income from investment operations:
     Net investment income(3)                                                  0.128              0.104
     Net realized and unrealized gain on investments                           0.441              0.326
                                                                             -------            -------
     Total from investment operations                                          0.569              0.430
                                                                             -------            -------
Less dividends and distributions:
     Dividends from net investment income                                     (0.135)                 -
     Distributions from net realized gain on investments                      (0.584)                 -
                                                                             -------            -------
     Total dividends and distributions                                        (0.719)                 -
                                                                             -------            -------

Net asset value, end of period                                               $ 8.780            $ 8.930
                                                                             =======            =======
Total return(4)                                                                 6.79%              5.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                 $ 2,245            $ 2,101
     Ratio of expenses to average net assets                                    0.75%              0.80%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  2.11%              1.84%
     Ratio of net investment income to average net assets                       1.87%              1.27%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly                 0.51%              0.18%
     Portfolio turnover                                                          119%                63%

-------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

Shares of the Delaware Small Cap Contrarian Fund A Class were initially offered on December 29, 1998. On March 16, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of May 31, 2000. This shareholder data is not being disclosed because the data is not believed to be meaningful.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
(UNAUDITED)

Delaware Group Equity Funds V (the "Company") is organized as a Delaware business trust and offers four funds: the Delaware Mid-Cap Value Fund, the Delaware Retirement Income Fund, the Delaware Small Cap Contrarian Fund and the Delaware Small Cap Value Fund. These financial statements and related notes pertain to the Delaware Mid-Cap Value Fund, the Delaware Retirement Income Fund, and the Delaware Small Cap Contrarian Fund (each referred to as a "Fund" or collectively as the "Funds"). The Funds are registered as diversified open-end investment companies under the Investment Company Act of 1940, as amended. The Funds offer four classes of shares. The A Class carries a maximum front-end sales charge of 5.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level-load deferred sales charge and the Institutional Class has no sales charge. As of May 31, 2000, only the A and Institutional Classes have commenced operations.

The Delaware Mid-Cap Value Fund's objective is to provide long-term capital appreciation. The Delaware Retirement Income Fund's objective is to provide investors with high current income and an investment that has the potential for capital appreciation. The Delaware Small Cap Contrarian Fund's objective is to provide long-term capital appreciation.

1.  Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the regular close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

Federal Income Taxes- Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best price. In addition, the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended May 31, 2000 are as follows:

                                   Delaware      Delaware       Delaware
                                   Mid-Cap       Retirement     Small Cap
                                   Value Fund    Income Fund    Contrarian Fund
                                   --------------------------------------------
Commission Reimbursements              $21           $35              $25
Earnings Credits                        19           487               37

2.  Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company (DMC), the Investment Manager of the Funds, an annual fee which is calculated on the daily net assets of each Fund as follows:

                                   Delaware      Delaware       Delaware
                                   Mid-Cap       Retirement     Small Cap
                                   Value Fund    Income Fund    Contrarian Fund
                                   --------------------------------------------
On the first $500 million             0.75%         0.65%            0.75%
On the next $500 million              0.70%         0.60%            0.70%
On the next $1,500 million            0.65%         0.55%            0.65%
Over $2,500 million                   0.60%         0.50%            0.60%

DMC has elected to waive that portion, if any, of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution expenses, brokerage commissions and extraordinary expenses, exceed 0.75% of the Funds' average daily net assets through November 30, 2000.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

At May 31, 2000, the Funds had liabilities for such fees and other expenses payable to DMC and affiliates as follows:

                                   Delaware      Delaware       Delaware
                                   Mid-Cap       Retirement     Small Cap
                                   Value Fund    Income Fund    Contrarian Fund
                                   --------------------------------------------
Investment management fee
  payable to DMC                       $255        $1,186           $  -
Dividend disbursing, transfer
  agent accounting fees and
  other expenses payable to DSC         581           760            739
Other expenses payable to DMC
  and affiliates                          4            90              4

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP has elected voluntarily to waive such fees.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3.  Investments
For the six months ended May 31, 2000, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                   Delaware      Delaware       Delaware
                                   Mid-Cap       Retirement     Small Cap
                                   Value Fund    Income Fund    Contrarian Fund
                                   --------------------------------------------
Purchases                           $439,717       $274,638       $1,198,806
Sales                                540,894        296,501        1,280,252

The cost of investments for federal income tax purposes approximates cost for book purposes. At May 31, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                   Delaware      Delaware       Delaware
                                   Mid-Cap       Retirement     Small Cap
                                   Value Fund    Income Fund    Contrarian Fund
                                   --------------------------------------------
Cost of investments                $1,926,279     $2,921,318       $2,051,744
                                   ----------     ----------       ----------
Aggregate unrealized appreciation     219,083        441,264          278,134
Aggregate unrealized depreciation    (180,538)      (234,455)        (117,779)
                                   ----------     ----------       ----------
Net unrealized appreciation        $   38,545     $  206,809       $  166,355
                                   ----------     ----------       ----------

4.  Capital Shares
Transactions in capital shares were as follows:


                                   Delaware Mid-Cap            Delaware Retirement                Delaware Small Cap
                                   Value Fund                  Income Fund                        Contrarian Fund
                                   Six Months                  Six Months                         Six Months
                                   Ended          12/29/98*    Ended                Year          Ended                12/29/98*
                                   5/31/00         to          5/31/00              Ended         5/31/00              to
                                   (Unaudited)    11/30/99     (Unaudited)          11/30/99      (Unaudited)          11/30/99
                                   -------------- ------------ --------------       ------------- --------------       ------------
Shares sold:
  A Class                                      -           57              -                   -              -                 57
  Institutional Class                          -      235,295              -                   -              -            235,295

Shares upon reinvestment of
Distributions from net
Investment income and net
Realized gain on investments:
  A Class                                      -            -            136                 246              -                  -
  Institutional Class                      2,594            -         17,893              30,854         20,261                  -
                                   -------------  -----------  -------------        ------------  -------------        -----------
                                           2,594      235,352         18,029              31,100         20,261            235,352
                                   -------------  -----------  -------------        ------------  -------------        -----------

Shares repurchased:
  A Class                                      -          (56)          (224)               (137)             -               (56)
  Institutional Class                          -            -              -                  (1)             -                 -
                                   -------------  -----------  -------------        ------------  -------------        -----------
                                               -          (56)          (224)               (138)             -               (56)
                                   -------------  -----------  -------------        ------------  -------------        -----------
Net increase                               2,594      235,296         17,805              30,962         20,261            235,296
                                   =============  ===========  =============        ============  =============        ===========

*Date of commencement of operations.

5.  Lines of Credit

The Fund along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. No amount was outstanding at May 31, 2000, or at any time during the period.

6.  Market and Credit Risk

The Delaware Mid-Cap Value Fund and the Delaware Small Cap Contrarian Fund may invest up to 15% of their total net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Delaware Retirement Income Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.